                                                                                                                   July 30, 2008

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:       Evergreen Equity Trust
            Evergreen Golden Core Opportunities Fund
            Registration Statement on Form N-14
            File Number:  333-151685

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of Evergreen Equity Trust (the “Trust”).  This filing relates to the acquisition of the assets of Evergreen Special Equity Fund, a series of Evergreen Select Equity Trust, by and in exchange for shares of Evergreen Golden Core Opportunities Fund, a series of the Trust.

The Prospectus/Proxy Statement, which constitutes Part A of the Registration Statement, will be used in connection with a meeting of shareholders of Evergreen Special Equity Fund at which shareholders of Evergreen Special Equity Fund will be asked to vote on the proposed acquisition of their fund by Evergreen Golden Core Opportunities Fund.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

The purpose of the Amendment is to incorporate comments received from the SEC examiners, including the inclusion of unaudited Pro Forma Combining Financial Statements dated June 30, 2008 and unaudited financial statements for Evergreen Golden Core Opportunities Fund dated June 30, 2008, and to include any previously incomplete information. The Registrant respectfully requests to be declared effective as soon as possible.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

You had indicated that all correspondences are now required to make certain representations. We make the following representations to you:

-- the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

-- staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

-- the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3682.

Very truly yours,

/s/ Maureen E. Towle

Maureen E. Towle, Esq.

Enclosures

cc: Tim Diggins, Esq.